Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Segment information
Schedule of information by geographic area

			Total Revenue
	2023	2022	2021
	$m	$m	$m
UK	3,368	3,117	3,245

Rest of Europe
France	1,152	1,107	915
Germany	2,099	1,902	1,486
Italy	813	735	577
Spain	847	738	578
Sweden	1,704	1,721	2,322
Others	3,110	2,706	1,949
	9,725	8,909	7,827
The Americas
Canada	967	1,166	772
US	18,121	17,278	12,047
Others	1,683	1,175	1,203
	20,771	19,619	14,022
Asia, Africa & Australasia
Australia	390	571	547
China	5,872	5,743	6,002
Japan	3,640	3,986	3,395
Others	2,045	2,406	2,379
	11,947	12,706	12,323
Total Revenue	45,811	44,351	37,417

Total Revenue outside of the UK totalled $42,443m for the year ended 31 December 2023 (2022: $41,234m; 2021: $34,172m).

		Operating profit/(loss)			Profit/(loss) before tax
	2023	2022	2021	2023	2022	2021
	$m	$m	$m	$m	$m	$m
UK	665	1,120	(950)	(577)	272	(1,477)
Rest of Europe	4,885	2,945	2,999	4,999	2,709	2,682
The Americas	1,495	(954)	(1,936)	1,328	(1,140)	(2,401)
Asia, Africa & Australasia	1,148	646	943	1,149	660	931
Continuing operations	8,193	3,757	1,056	6,899	2,501	(265)

Schedule of assets by geographic area

		Non-current assets		[1,2]			Total assets
	2023	2022	2021		2023	2022	2021
	$m	$m	$m		$m	$m	$m
UK	8,626	8,208	7,310		19,616	16,786	16,615
Rest of Europe	32,905	34,301	38,286		40,638	40,669	48,383
The Americas	26,524	25,425	26,333		34,754	32,990	34,301
Asia, Africa & Australasia	910	929	1,078		6,111	6,038	6,064
Continuing operations	68,965	68,863	73,007		101,119	96,483	105,363

			Assets acquired	[3]		Net operating assets		[4]
	2023	2022	2021		2023	2022	2021
	$m	$m	$m		$m	$m	$m
UK	812	2,301	810		5,275	3,863	3,239
Rest of Europe	1,770	522	26,527		32,920	32,726	40,161
The Americas	1,925	421	10,810		22,746	23,290	24,786
Asia, Africa & Australasia	117	51	94		1,405	1,895	736
Continuing operations	4,624	3,295	38,241		62,346	61,774	68,922

1	Non-current assets exclude Deferred tax assets and Derivative financial instruments.
2	The Group has revised the presentation of Non-current assets to exclude certain financial assets and post-employment benefit assets which previously had been included in this disclosure. This resulted in a decrease in 2022 of $1,690m and in 2021 of $1,680m.
3	Included in Assets acquired are those assets that are expected to be used during more than one period (Property, plant and equipment, Goodwill and Intangible assets) and include those acquired through business combinations (Note 27).
4	Net operating assets exclude short-term investments, cash, short-term borrowings, loans, Derivative financial instruments, Retirement benefit obligations and non-operating receivables and payables.

		Property, plant and equipment
	2023	2022	2021
	$m	$m	$m
UK	2,831	2,526	2,542
Ireland	1,164	1,040	969
Sweden	1,678	1,472	1,593
US	2,371	2,176	2,660
Rest of the world	1,358	1,293	1,419
Continuing operations	9,402	8,507	9,183

Schedule of product sales

	2023	2022	2021
	$m	$m	$m
UK	978	996	1,206
Rest of Europe	8,201	7,503	6,792
The Americas	20,855	20,126	14,893
Asia, Africa & Australasia	13,755	14,373	13,650
Continuing operations	43,789	42,998	36,541